Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenues from Contracts with Customers
Schedule of revenues from Contracts with Customers

	For the year ended
	December 31,
	2017	2018	2019
Revenues from fixed rate time charters	485,961	515,324	558,266
Revenues from variable rate time charters	—	—	64,334
Revenues from The Cool Pool Limited (GasLog vessels)	38,046	102,253	45,253
Revenues from vessel management services	1,222	767	784
Total	525,229	618,344	668,637